INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Schedule of income (loss) before income taxes

	Year ended December 31,
	2014 (As adjusted)	2015 (As adjusted)	2016
	RMB	RMB	RMB	US$
PRC	218,060	154,095	(54,764)	(7,888)
Non-PRC	(118,860)	84,282	(14,132)	(2,035)

Total	99,200	238,377	(68,896)	(9,923)

Schedule of current and deferred portions of income tax expenses (benefits)

	Year ended December 31,
	2014 (As adjusted)	2015 (As adjusted)	2016
	RMB	RMB	RMB	US$
Current income tax expenses	14,989	70,820	41,243	5,940
Deferred income tax expenses (benefits)	12,906	(7,080)	(53,432)	(7,696)

Income tax expenses (benefits) for the year	27,895	63,740	(12,189)	(1,756)

Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

	Year ended December 31,
	2014 (As adjusted)	2015 (As adjusted)	2016
	RMB	RMB	RMB	US$
Income (loss) before income tax	99,200	238,377	(68,896)	(9,923)
Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	24,800	59,594	(17,224)	(2,481)
Effect of different tax rates in different jurisdictions	17,191	(21,538)	(18,988)	(2,735)
Effect of tax holiday and preferential tax rates	(54,944)	(35,434)	(20,969)	(3,020)
Research and development super-deduction	(37,483)	(47,179)	(54,081)	(7,789)
Non-deductible expenses(i)	51,979	84,348	75,085	10,814
Effect of change in tax rate	(8,795)	1,464	5,009	721
Outside basis difference on investment in VIEs	15,821	11,378	(2,847)	(410)
Withholding tax and others	530	6,160	10,962	1,579
Changes in valuation allowance	18,796	4,947	10,864	1,565

Income tax expenses (benefits)	27,895	63,740	(12,189)	(1,756)

(i)	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Deferred tax assets, current portion:
Deferred revenue	111	646	92
Provision for doubtful debts	14,400	8,495	1,224
Tax loss carry forward	96	263	38
Accrued expenses	2,227	2,767	399
Government subsidies	1,383	2,354	339
Others	—	1,173	169
Less: Valuation allowance	13,166	171	25

Current deferred tax assets	5,101	15,527	2,236

Deferred tax assets, non-current portion:
Deferred revenue	—	1,566	226
Intangible assets and accrued expense	4,586	6,560	945
Foreign tax credit	1,222	—	—
Equity investment (gain) loss	(908)	10,725	1,545
Contingent consideration	1,434	777	112
Tax loss carry forward	27,517	84,824	12,217
Share-based compensation	—	11,206	1,614
Others	458	368	52
Less: Valuation allowance	21,466	41,217	5,936

Non-current deferred tax assets	12,843	74,809	10,775

Deferred tax liabilities, current portion:
Long-lived assets arising from acquisitions	414	—	—

Current deferred tax liabilities	414	—	—

Deferred tax liabilities, non-current portion:
Long-lived assets arising from acquisitions	37,897	54,176	7,803
Outside basis difference on investment in VIEs	61,109	58,262	8,391

Non-current deferred tax liabilities	99,006	112,438	16,194

Reconciliation of the beginning and ending amount of unrecognized tax benefit

	2015	2016
	RMB	RMB	US$
Balance at January 1	16,046	46,615	6,714
Additions based on tax positions related to current year	30,569	15,447	2,225
Reversal based on tax positions related to prior years	—	(505)	(73)

Balance at December 31	46,615	61,557	8,866